Non-Controlling Interest - Interest in Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-Controlling Interests [Line Items]
Equity at beginning of period	$ 650,398	$ 166,972	$ 71,844
Comprehensive income	5,037	366,055	(70,899)
Deconsolidation of subsidiary		97,178	55,783
Subsidiary note conversion and changes in NCI ownership interest	2,418
Equity settled share-based payments	10,627	14,468	12,637
Equity at end of period	653,539	650,398	166,972
Non-controlling interests [member]
Non-Controlling Interests [Line Items]
Equity at beginning of period	(17,640)	(108,535)	(145,586)
Comprehensive income	(1,417)	(55,079)	(27,005)
Deconsolidation of subsidiary		97,178	55,168
Subsidiary note conversion and changes in NCI ownership interest		23,049
Equity settled share-based payments	2,822	1,683	8,888
Purchase of minority interest		24,039
Other	24	25
Equity at end of period	(16,210)	(17,640)	(108,535)
Internal
Non-Controlling Interests [Line Items]
Comprehensive income	(40,098)	(22,266)	(8,454)
Internal | Non-controlling interests [member]
Non-Controlling Interests [Line Items]
Equity at beginning of period	0	(8,799)	(1,484)
Comprehensive income	0	(15,264)	(7,315)
Deconsolidation of subsidiary		0	0
Subsidiary note conversion and changes in NCI ownership interest		0
Equity settled share-based payments	0	0	0
Purchase of minority interest		24,039
Other	0	24
Equity at end of period	0	0	(8,799)
Controlled Founded Entities
Non-Controlling Interests [Line Items]
Comprehensive income	(54,103)	(70,579)	(26,420)
Controlled Founded Entities | Non-controlling interests [member]
Non-Controlling Interests [Line Items]
Equity at beginning of period	(18,233)	(27,103)	(18,869)
Comprehensive income	(1,402)	(15,862)	(10,710)
Deconsolidation of subsidiary		0	0
Subsidiary note conversion and changes in NCI ownership interest		23,049
Equity settled share-based payments	2,822	1,683	2,476
Purchase of minority interest		0
Other	30	0
Equity at end of period	(16,783)	(18,233)	(27,103)
Non-Controlled Founded Entities
Non-Controlling Interests [Line Items]
Comprehensive income	0	(56,307)	(41,239)
Non-Controlled Founded Entities | Non-controlling interests [member]
Non-Controlling Interests [Line Items]
Equity at beginning of period	0	(73,225)	(125,758)
Comprehensive income	0	(23,953)	(8,980)
Deconsolidation of subsidiary		97,178	55,168
Subsidiary note conversion and changes in NCI ownership interest		0
Equity settled share-based payments	0	0	6,345
Purchase of minority interest		0
Other	0	0
Equity at end of period	0	0	(73,225)
Parent Company And Other
Non-Controlling Interests [Line Items]
Comprehensive income	99,238	515,207	5,213
Parent Company And Other | Non-controlling interests [member]
Non-Controlling Interests [Line Items]
Equity at beginning of period	593	592	525
Comprehensive income	(15)	0	0
Deconsolidation of subsidiary		0	0
Subsidiary note conversion and changes in NCI ownership interest		0
Equity settled share-based payments	0	0	67
Purchase of minority interest		0
Other	(6)	1
Equity at end of period	$ 573	$ 593	$ 592